S000001130 [Member] Investment Strategy - AMG River Road Small Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), believes are undervalued. Value investing involves buying stocks that the Subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund currently considers small-cap companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000® Index (between $119.4 million and $7.4 billion as of April 30, 2025, the date of the latest reconstitution of the Index (implemented by the Index June 27, 2025)). The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization range. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. The Fund may also invest in mid-cap companies, which the Fund currently considers to be companies with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell Midcap® Index (between $2 billion and $58.5 billion as of April 30, 2025, the date of the latest reconstitution of the Index (implemented by the Index June 27, 2025)). These capitalization ranges will change over time. In addition, the Fund may invest in real estate investment trusts (“REITs”), convertible preferred stocks, and foreign securities (directly and through depositary receipts).
The Subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to generate attractive, sustainable returns over the long term, with an emphasis on minimizing downside portfolio risk.
The Subadviser builds the Fund’s portfolio from the bottom up, making security-specific research central to the Subadviser’s process. At the core of the Subadviser’s Absolute Value® approach is a systematic method for assessing the ‘risk-to-reward’ characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). The Subadviser combines a stock’s conviction rating with its discount to value in an effort to determine not only whether the stock qualifies for investment, but also how the stock will be sized within the Fund.
The Subadviser employs a balanced approach to diversification and a structured sell discipline that seeks to reduce portfolio volatility and the risk of permanent loss of capital.